BUSINESS ACQUISITION (Details 3) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Firstleap and Yinghe Youshi [Member]
Business Acquisition [Line Items]
Pro forma net revenues		$ 660,332,001	$ 459,447,759
Pro forma net income attributable to TAL Education Group		$ 94,756,008	$ 52,981,781
Pro forma net income per share - basic		$ 0.59	$ 0.33
Pro forma net income per share - diluted		$ 0.52	$ 0.32
Other acquisitions [Member]
Business Acquisition [Line Items]
Pro forma net revenues	$ 1,062,742,905	$ 645,751,588
Pro forma net income attributable to TAL Education Group	$ 112,849,625	$ 95,833,307
Pro forma net income per share - basic	$ 0.69	$ 0.60
Pro forma net income per share - diluted	$ 0.64	$ 0.56